Note 8 - Warrants (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issuance Date	Expiration Date	Exercise Price	Number of Shares (000's)
November, 2015	November, 2025	0.2276	198
June, 2016	January, 2026	0.2276	132
Total			330

Warrants for Series A Convertible Preferred Stock [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Risk-free interest rate	2.28%	2.56% - 2.59%	2.27% - 2.28
Remaining contractual life (in years)	7.92 - 8.08	6.92 - 7.08	6.67 - 6.83
Dividend yield	—	—	—
Expected volatility	71.00%	76.84%	84.44%